Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Accounts receivable — trade	₩ 1,913,511	₩ 2,188,893
Short-term loans	70,817	97,464
Accounts receivable — other	548,362	979,044
Accrued income	762	3,252
Guarantee deposits (Other current assets)	92,046	112,733
Trade and other receivables, current	2,625,498	3,381,386
Long-term loans	21,979	40,233
Long-term accounts receivable — other	275,238	332,803
Guarantee deposits	186,713	172,474
Long-term accounts receivable — trade (Other non-current assets)	8,106	25,460
Trade and other receivables, noncurrent	492,036	570,970
Trade and other receivables	3,117,534	3,952,356
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	2,152,358	2,453,149
Short-term loans	71,750	98,366
Accounts receivable — other	593,109	1,034,119
Accrued income	762	3,418
Guarantee deposits (Other current assets)	92,046	112,733
Trade and other receivables, current	2,910,025	3,701,785
Long-term loans	66,431	84,355
Long-term accounts receivable — other	277,116	332,803
Guarantee deposits	186,713	172,774
Long-term accounts receivable — trade (Other non-current assets)	8,140	25,702
Trade and other receivables, noncurrent	538,400	615,634
Trade and other receivables	3,448,425	4,317,419
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	(238,847)	(264,256)
Short-term loans	(933)	(902)
Accounts receivable — other	(44,747)	(55,075)
Accrued income	0	(166)
Guarantee deposits (Other current assets)	0	0
Trade and other receivables, current	(284,527)	(320,399)
Long-term loans	(44,452)	(44,122)
Long-term accounts receivable — other	(1,878)	0
Guarantee deposits	0	(300)
Long-term accounts receivable — trade (Other non-current assets)	(34)	(242)
Trade and other receivables, noncurrent	(46,364)	(44,664)
Trade and other receivables	₩ (330,891)	₩ (365,063)